INCOME TAXES (Details Narrative) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal statutory tax rate	25.00%	25.00%	25.00%	25.00%
Percentage of preferential tax benefits and EIT rate and term description	The preferential tax rate will be expired at end of year 2022 and the EIT rate will be 25% from year 2023.		The preferential tax rate will be expired at end of year 2022 and the EIT rate will be 25% from year 2023.
Percentage of preferential value added tax		3.00%	3.00%	3.00%
Accumulated tax losses			$ 1.5	$ 0.8
Accumulated net operating loss			$ 4.7	$ 1.2
Domestic Tax Authority [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of value added tax	13.00%		13.00%
Dongguan Heng Sheng Wei Garments Co., Ltd [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of preferential value added tax	13.00%		13.00%
Logistic Company [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage of value added tax	9.00%		9.00%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage on enterprise income tax	5.00%		5.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Percentage on enterprise income tax		15.00%		15.00%
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	16.50%	16.50%	16.50%	16.50%
People's Republic of China [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Federal statutory tax rate	25.00%	25.00%	25.00%	25.00%